CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit (loss)	$ (11,860)	$ (809)			$ (14,772)	$ (3,428)	$ (5,108)	$ (3,488)
Adjustments required to reconcile loss to net cash used in operating activities:
Depreciation	22	10			37	39	45	57
Share-based compensation expenses	5,798	32			5,862	96	130	125
Non-cash financial expenses	3,749	108			3,968	365	318	(268)
Gain on disposal of property and equipment	0	(1)			0	(1)	(1)	0
Loss from lease termination	68	0			68	0
Changes in operating assets and liabilities:
Increase (decrease) in prepaid expenses	(417)	(198)			(609)	(200)	(329)	415
Increase (decrease) in other receivables	(17)	24			(59)	15	18	(40)
Increase (decrease) in trade payable	517	131			479	74	79	(38)
Net change in operating lease	(44)	(2)			(40)	(7)	6	(34)
Increase (decrease) in employee related obligations	436	(13)			480	(75)	(46)	(53)
Increase (decrease) in accrued expenses	(905)	33			(884)	(150)	359	(11)
Net cash used in operating activities	(2,653)	(685)			(5,470)	(3,272)	(4,529)	(3,335)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from long-term deposits							0	16
Investment in short-term deposit							0	(500)
Proceeds from short-term deposit	0	0			0	507	507	0
Purchase of property and equipment	(16)	(6)			(22)	(8)	(12)	(40)
Proceeds from sale of property and equipment	0	78			0	78	78	0
Net cash provided by (used in) investing activities	(16)	72			(22)	577	573	(524)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of preferred shares and warrants, net of issuance costs	0	0			0	522	522	2,749
Exercise of options	620	0			620	0	0	3
Cash received from Transactions upon the effectiveness of the SPAC Merger	2,300	0			2,300	0
Net cash provided by financing activities	2,920	0			2,920	522	522	2,752
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS	251	(613)			(2,572)	(2,173)	(3,434)	(1,107)
EXCHANGE RATE DIFFERENCES ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	25	(66)			(50)	(324)	(230)	(667)
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD	1,747	6,491	$ 4,645	$ 8,309	4,645	8,309	8,309	10,083
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	2,023	5,812	1,747	6,491	2,023	5,812	4,645	8,309
Appendix A – RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH REPORTED IN THE CONSOLIDATED BALANCE SHEETS:
Restricted cash	50	48			50	48	50	50
Appendix B - SUPPLEMENTARY INFORMATION:
Operating lease termination	(55)	0			(55)	0
Conversion Of Preferred Shares	15,058	0			15,058	0
Conversion of warrants to preferred shares on a cashless basis	334	0			334	0
Conversion of non-controlling interests	3,344				3,344	0
Transition to ASC 842 – recognition of operating right of use assets and operating lease liabilities							0	391
Conversion of SAFEs to preferred shares and warrants							0	2,683
RECONCILIATION OF CASH, CASH EQUIVALENTS AND INVESTMENTS HELD IN A TRUST ACCOUNT:
Cash and cash equivalents	1,973	5,764			1,973	5,764	4,595	8,259
TOTAL CASH, CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS	2,023	5,812	1,747	6,491	2,023	5,812	4,645	8,309
SUPPLEMENTARY INFORMATION REGARDING NON-CASH ACTIVITIES:
Interest received	0	42			25	120	153	114
Moringa Acquisition Corp
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit (loss)			(310,793)	476,143			263,073	584,025
Adjustments required to reconcile loss to net cash used in operating activities:
Changes in the fair value of the private warrant liability			18,753	(5,301)			(21,109)	(130,701)
Changes in operating assets and liabilities:
Increase (decrease) in prepaid expenses			3,497	2,023			15,548	325,000
Increase (decrease) in related party			(20,000)	30,000			20,000	(10,000)
Increase (decrease) in accrued expenses			(60,369)	14,993			28,872	48,112
Net cash used in operating activities			(368,912)	517,858			306,384	816,436
CASH FLOWS FROM FINANCING ACTIVITIES:
Partial redemption of Class A ordinary shares subject to possible redemption				(90,750,217)			(112,903,226)
Proceeds from a promissory note – related party			505,000	920,000			1,651,000	890,000
Net cash provided by financing activities			505,000	(89,830,217)			(111,252,226)	890,000
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS			136,088	(89,312,359)			(110,945,842)	1,706,436
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD	$ 5,941,998	$ 27,439,393	5,805,910	116,751,752	$ 5,805,910	$ 116,751,752	116,751,752	115,045,316
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD			5,941,998	27,439,393			5,805,910	116,751,752
RECONCILIATION OF CASH, CASH EQUIVALENTS AND INVESTMENTS HELD IN A TRUST ACCOUNT:
Cash and cash equivalents			17,880	34,530			108,278	59,714
Investments held in trust account			5,924,118	27,404,863			5,697,632	116,692,038
TOTAL CASH, CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS			$ 5,941,998	$ 27,439,393			5,805,910	116,751,752
SUPPLEMENTARY INFORMATION REGARDING NON-CASH ACTIVITIES:
Conversion of Class B ordinary shares into Class A ordinary shares							$ 288	$ 0